DEFERRED GOVERNMENT GRANT (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 USD ($)
Deferred government grant
Beginning balance	¥ 14,652,000		¥ 14,652,000		$ 2,299,000
Recognized as income during the year	(302,000)	$ (47,000)	(302,000)	¥ 1,394,000
Total balance of deferred government grant	14,350,000	$ 2,252,000	14,350,000
Balance of non-current deferred government grant	¥ 14,350,000		¥ 14,350,000		$ 2,252,000